Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (570,482)	$ (80,351)	¥ (585,522)	¥ (219,114)
Interest received	5,239	738	4,826	0
Net cash used in operating activities	(565,243)	(79,613)	(580,696)	(219,114)
Cash flows from investing activities
Purchase of property, plant and equipment and other non-current assets	(6,327)	(893)	(17,132)	(606)
Purchase of financial instruments	(720,584)	(101,492)	(144,203)	(5,000)
Proceeds from sale of financial instruments	421,749	59,402
Investment in equity method investees	(400)	(56)
Loan advanced to a related party	(110,000)	(15,493)
Repayment of loan by a related party	110,000	15,493
Net cash paid for acquisition of a subsidiary	(34,048)	(4,796)
Net cash flows used in investing activities	(339,610)	(47,835)	(161,335)	(5,606)
Cash flows from financing activities
Borrowings from banks	380,325	53,568	503,155
Interests paid	(32,228)	(4,539)	(9,537)	(193)
Repayment of borrowings from bank	(143,872)	(20,264)
Payments of principal portion of lease liabilities	(7,231)	(1,018)	(6,834)	(1,881)
Proceeds from issuance of ordinary shares	149,011	20,988	212,377
Proceeds from issuance of convertible redeemable preferred shares			556,356
Proceeds from issuance of convertible bonds	495,789	69,830
Proceeds from revenue-based financing	24,372	3,433
Repayments for revenue-based financing	(2,744)	(386)
Expenses for issuance of preferred shares, convertible bonds and ordinary shares	(39,957)	(5,628)	(8,624)
Contribution from a shareholder				231,618
Capital injection from non-controlling interests	4,279	603
Net cash flows generated from financing activities	827,744	116,587	1,246,893	229,544
Net increase/(decrease) in cash and cash equivalents	(77,109)	(10,861)	504,862	4,824
Cash and cash equivalents at the beginning of the year	513,351	72,304	8,489	3,665
Cash and cash equivalents at the end of the year	¥ 436,242	$ 61,443	¥ 513,351	¥ 8,489